Shawn Tang

Paralegal

+1.202.739.5474

shawn.tang@morganlewis.com

October 12, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	City National Rochdale Funds (File Nos. 333–16093 and 811–07923) Filing Pursuant to Rule 497

Ladies and Gentlemen:

On behalf of City National Rochdale Funds, a Delaware statutory trust (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information for the Trust’s City National Rochdale High Yield Bond in interactive data format.

Please call the undersigned at (202) 739-5474 with any comments or questions relating to the filing.

Sincerely,

/s/ Shawn Tang
Shawn Tang
Paralegal

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001